Income Taxes - Sources and Movement in Deferred Tax Assets and Liabilities (Parenthetical) (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	$ 38	$ 18	$ 70
Canada [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	2
Other Jurisdiction [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax operating loss carryforwards	$ 36